Description of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	DESCRIPTION OF BUSINESS
Fortis Inc. ("Fortis" or the "Corporation") is a diversified North American regulated electric and gas utility holding company. Entities within the reporting segments that follow operate with substantial autonomy.

Regulated Utilities
ITC: ITC Investment Holdings Inc., ITC Holdings Corp. and the electric transmission operations of its regulated operating subsidiaries, which include International Transmission Company ("ITCTransmission"), Michigan Electric Transmission Company, LLC ("METC"), ITC Midwest LLC ("ITC Midwest"), and ITC Great Plains, LLC. Fortis owns 80.1% of ITC and an affiliate of GIC Private Limited owns a 19.9% minority interest.

ITC owns and operates high-voltage transmission lines in Michigan's lower peninsula and portions of Iowa, Minnesota, Illinois, Missouri, Kansas, Oklahoma and Wisconsin.

UNS Energy: UNS Energy Corporation, which primarily includes Tucson Electric Power Company ("TEP"), UNS Electric, Inc. ("UNS Electric") and UNS Gas, Inc. ("UNS Gas").

UNS Energy's largest operating subsidiary, TEP, and UNS Electric are vertically integrated regulated electric utilities. They generate, transmit and distribute electricity to retail customers in southeastern Arizona, including the greater Tucson metropolitan area. TEP also sells wholesale electricity to other entities in the western United States. Together they own generating capacity of 3,443 megawatts ("MW"), including 69 MW of solar capacity and 250 MW of wind capacity. Several generating assets in which they have an interest are jointly owned.

UNS Gas is a regulated gas distribution utility serving retail customers in northern and southern Arizona.

Central Hudson: CH Energy Group, Inc., which primarily includes Central Hudson Gas & Electric Corporation. Central Hudson is a regulated electric and gas transmission and distribution utility that serves portions of New York State's Mid-Hudson River Valley and owns gas-fired and hydroelectric generating capacity totalling 43 MW.

FortisBC Energy: FortisBC Energy Inc., which is the largest regulated distributor of natural gas in British Columbia, providing transmission and distribution services. FortisBC Energy sources natural gas supplies primarily from northeastern British Columbia and Alberta on behalf of most customers.

FortisAlberta: FortisAlberta Inc. is a regulated electricity distribution utility operating in a substantial portion of southern and central Alberta. FortisAlberta is not involved in the direct sale of electricity.

FortisBC Electric: FortisBC Inc. is an integrated regulated electric utility operating in the southern interior of British Columbia. It owns four hydroelectric generating facilities with a combined capacity of 225 MW. It also provides operating, maintenance and management services relating to five hydroelectric generating facilities in British Columbia that are owned by third parties.

Other Electric: Eastern Canadian and Caribbean utilities, as follows: Newfoundland Power Inc. ("Newfoundland Power"); Maritime Electric Company, Limited ("Maritime Electric"); FortisOntario Inc. ("FortisOntario"); a 39% equity investment in Wataynikaneyap Power Limited Partnership ("Wataynikaneyap Power"); and an approximate 60% controlling interest in Caribbean Utilities Company, Ltd. ("Caribbean Utilities"). Also includes FortisTCI Limited and Turks and Caicos Utilities Limited (collectively, "FortisTCI") until the September 2, 2025 date of disposition and the 33% equity investment in Belize Electricity Limited ("Belize Electricity") until the October 31, 2025 date of disposition (Note 21).

Newfoundland Power is an integrated regulated electric utility and the principal distributor of electricity on the island portion of Newfoundland and Labrador with a generating capacity of 145 MW, of which 98 MW is hydroelectric. Maritime Electric is an integrated regulated electric utility and the principal distributor of electricity on Prince Edward Island ("PEI") with on-Island generating capacity of 90 MW. FortisOntario consists of three regulated electric utilities that provide service to customers in Fort Erie, Cornwall, Gananoque, Port Colborne and the District of Algoma in Ontario with a generating capacity of 3 MW. Wataynikaneyap Power is a transmission company majority-owned by 24 First Nations in which Fortis owns a 39% interest. The 1,800 kilometer Wataynikaneyap Power Transmission Line connects 17 remote First Nations to the Ontario power grid. Caribbean Utilities is an integrated regulated electric utility and the sole electricity distributor on Grand Cayman with a diesel-powered generating capacity of 166 MW.

Non-Regulated
Corporate and Other: Captures expenses and revenues not specifically related to any reportable segment and those business operations that are below the required threshold for segmented reporting. Consists of non-regulated holding company expenses, as well as non-regulated long-term contracted generation assets in Belize until the October 31, 2025 date of disposition (Note 21).